Expense Example	Feb. 27, 2026 USD ($)
CRM SMALL CAP VALUE FUND | CRM SMALL CAP VALUE FUND INVESTOR SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
CRM SMALL CAP VALUE FUND | CRM SMALL CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
CRM SMALL/MID CAP VALUE FUND | CRM SMALL/MID CAP VALUE FUND INVESTOR SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
CRM SMALL/MID CAP VALUE FUND | CRM SMALL/MID CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
CRM MID CAP VALUE FUND | CRM MID CAP VALUE FUND INVESTOR SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
CRM MID CAP VALUE FUND | CRM MID CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
CRM All Cap Value Fund | CRM All Cap Value Fund INVESTOR SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	861
Expense Example, with Redemption, 10 Years	1,898
CRM All Cap Value Fund | CRM All Cap Value Fund INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	413
Expense Example, with Redemption, 5 Years	725
Expense Example, with Redemption, 10 Years	1,611
CRM LONG/SHORT OPPORTUNITIES FUND | CRM LONG/SHORT OPPORTUNITIES FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	997
Expense Example, with Redemption, 10 Years	$ 2,172